RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Related Party Transaction [Line Items]
Liabilities	$ 682,545		$ 742,636
Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Maintenance fees payable	300		300
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment	300	$ 1,100
Nine Energy Service, Inc. [Member] | Coiled Tubing Equipment, Products and Services [Member]
Related Party Transaction [Line Items]
Liabilities	2,600		3,700
Basin Holdings US LLC [Member]
Related Party Transaction [Line Items]
Payments to acquire property, plant, and equipment	10	12
Liabilities	0		0
Mubbadrah Group Entities [Member]
Related Party Transaction [Line Items]
Operating leases, rent expense, net	100	100
Receivable from related party	20		20
Payable to releted party	$ 300		300
Equity method investment, ownership percentage	14.68%
Heavy Equipment Manufacturing Trading LLC [Member]
Related Party Transaction [Line Items]
Receivable from related party	$ 600		$ 600
Heavy Equipment Manufacturing Trading LLC [Member] | GES [Member]
Related Party Transaction [Line Items]
Services charges	$ 100	100
Business Solutions LLC [Member] | Prime Business Solutions LLC [Member]
Related Party Transaction [Line Items]
Equity method investment, ownership percentage	100.00%
Administrative service fee	$ 100	$ 600